Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)
April 30, 2026
The Equity Specialists

DAVIS RESEARCH FUND
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (94.91%)
COMMUNICATION SERVICES – (4.08%)
Media & Entertainment – (4.08%)
Alphabet Inc., Class C	3,765	$1,438,004
Angi Inc., Class A *	4,048	29,712
Meta Platforms, Inc., Class A	2,305	1,410,453
Pinterest, Inc., Class A *	23,435	460,732
Total Communication Services		3,338,901
CONSUMER DISCRETIONARY – (13.81%)
Consumer Discretionary Distribution & Retail – (10.87%)
Amazon.com, Inc. *	24,360	6,456,862
Naspers Ltd. - N (South Africa)	6,670	361,180
Prosus N.V., Class N (Netherlands)	25,296	1,224,654
Sea Limited, Class A, ADR (Singapore) *	10,000	848,800
		8,891,496
Consumer Services – (2.94%)
Delivery Hero SE (Germany) *	35,175	856,095
Entain plc (United Kingdom)	52,135	384,807
MGM Resorts International *	19,290	751,153
Restaurant Brands International Inc. (Canada)	5,150	415,502
		2,407,557
Total Consumer Discretionary		11,299,053
CONSUMER STAPLES – (1.86%)
Food, Beverage & Tobacco – (1.86%)
JBS N.V., Class A (Brazil)	46,000	738,760
Tyson Foods, Inc., Class A	12,160	779,091
Total Consumer Staples		1,517,851
ENERGY – (4.18%)
ConocoPhillips	8,145	1,024,478
Devon Energy Corp. (formerly Coterra Energy Inc.)	40,970	1,471,233
Tourmaline Oil Corp. (Canada)	18,980	919,412
Total Energy		3,415,123
FINANCIALS – (29.77%)
Banks – (10.81%)
Danske Bank A/S (Denmark)	25,440	1,307,832
DBS Group Holdings Ltd. (Singapore)	5,372	247,707
Fifth Third Bancorp	40,920	2,077,099
U.S. Bancorp	54,075	3,063,890
Wells Fargo & Co.	26,115	2,147,436
		8,843,964
Financial Services – (11.66%)
Capital Markets – (1.26%)
Julius Baer Group Ltd. (Switzerland)	12,500	1,027,461
Consumer Finance – (2.67%)
Capital One Financial Corp.	11,395	2,179,864
Financial Services – (7.73%)
Berkshire Hathaway Inc., Class A *	3	2,135,700
Berkshire Hathaway Inc., Class B *	6,745	3,194,432
Rocket Companies, Inc., Class A *	68,020	994,452
		6,324,584
		9,531,909
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (7.30%)
Life & Health Insurance – (1.37%)
AIA Group Ltd. (Hong Kong)	47,550	$522,040
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	74,000	601,479
		1,123,519
Property & Casualty Insurance – (4.38%)
Loews Corp.	5,825	655,953
Markel Group Inc. *	1,650	2,924,576
		3,580,529
Reinsurance – (1.55%)
RenaissanceRe Holdings Ltd.	4,130	1,267,786
		5,971,834
Total Financials		24,347,707
HEALTH CARE – (3.87%)
Health Care Equipment & Services – (3.05%)
Cigna Group	1,478	429,477
CVS Health Corp.	6,970	580,532
Quest Diagnostics Inc.	4,330	840,886
Solventum Corp. *	5,510	371,154
UnitedHealth Group Inc.	740	274,155
		2,496,204
Pharmaceuticals, Biotechnology & Life Sciences – (0.82%)
Viatris Inc.	44,980	672,001
Total Health Care		3,168,205
INDUSTRIALS – (3.55%)
Capital Goods – (2.07%)
AGCO Corp.	1,856	224,613
ITOCHU Corp. (Japan)	17,500	216,879
Johnson Controls International plc	2,838	414,433
Owens Corning	2,610	321,918
SANY Heavy Industry Co., Ltd - H (China) *	183,960	513,672
		1,691,515
Transportation – (1.48%)
DiDi Global Inc., Class A, ADS (China) *	113,730	413,977
Full Truck Alliance Co. Ltd., Class A, ADR (China)	92,200	797,530
		1,211,507
Total Industrials		2,903,022
INFORMATION TECHNOLOGY – (31.20%)
Semiconductors & Semiconductor Equipment – (13.08%)
Applied Materials, Inc.	7,535	2,972,482
Lam Research Corp.	2,780	716,851
NVIDIA Corp.	3,000	598,710
Silergy Corp. (Taiwan)	129,000	1,765,471
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	16,000	1,110,749
Texas Instruments Inc.	12,560	3,530,365
		10,694,628
Software & Services – (14.12%)
Adobe Inc. *	5,580	1,373,238
AppLovin Corp., Class A *	2,120	946,262
Microsoft Corp.	10,298	4,199,318
Oracle Corp.	6,340	1,023,213

DAVIS RESEARCH FUND
Schedule of Investments - (Continued)
April 30, 2026 (Unaudited)
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
SAP SE (Germany)	18,655	$3,132,045
Synopsys, Inc. *	1,815	875,919
		11,549,995
Technology Hardware & Equipment – (4.00%)
Samsung Electronics Co., Ltd. (South Korea)	21,710	3,269,256
Total Information Technology		25,513,879
MATERIALS – (2.59%)
Crown Holdings, Inc.	8,570	842,517
LyondellBasell Industries N.V.	10,560	787,776
Teck Resources Ltd., Class B (Canada)	8,340	487,306
Total Materials		2,117,599
TOTAL COMMON STOCK – (Identified cost $40,737,994)		77,621,340

	Principal	Value
SHORT-TERM INVESTMENTS – (5.03%)
Brean Capital LLC Joint Repurchase Agreement, 3.66%, 05/01/26 (a)	$482,000	$482,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.62%, 05/01/26 (b)	963,000	963,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.66%, 05/01/26 (c)	2,667,000	2,667,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,112,000)		4,112,000
Total Investments – (99.94%) – (Identified cost $44,849,994)		81,733,340
Other Assets Less Liabilities – (0.06%)		52,684
Net Assets – (100.00%)		$81,786,024

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 04/30/26, repurchase value of $482,049 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.089%-7.50%, 08/25/36-02/20/76, total fair value $491,640).
(b)	Dated 04/30/26, repurchase value of $963,097 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%- 6.50%, 06/20/52-03/20/55, total fair value $982,260).
(c)
Dated 04/30/26, repurchase value of $2,667,271 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/07/26-08/15/64, total fair value $2,720,340).

Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS RESEARCH FUND
Notes to Schedule of Investments
April 30, 2026 (Unaudited)
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND
Notes to Schedule of Investments - (Continued)
April 30, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$3,338,901	$–	$–	$3,338,901
Consumer Discretionary	8,472,317	2,826,736	–	11,299,053
Consumer Staples	1,517,851	–	–	1,517,851
Energy	3,415,123	–	–	3,415,123
Financials	20,641,188	3,706,519	–	24,347,707
Health Care	3,168,205	–	–	3,168,205
Industrials	2,172,471	730,551	–	2,903,022
Information Technology	16,236,358	9,277,521	–	25,513,879
Materials	2,117,599	–	–	2,117,599
Short-Term Investments	–	4,112,000	–	4,112,000
Total Investments	$61,080,013	$20,653,327	$–	$81,733,340

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At April 30, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$45,107,186

Unrealized appreciation	38,261,637
Unrealized depreciation	(1,635,483)
Net unrealized appreciation	$36,626,154